UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

(A Class of Fidelity Advisor
Strategic Dividend & Income Fund)

February 28, 2006

SDI-QTLY-0406

1.814104.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.7%
	Principal Amount	Value
Convertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. 1.132% 4/29/33 (d)	$5,820,000	$4,331,651
Kerzner International Ltd. 2.375% 4/15/24	4,660,000	5,914,472
Six Flags, Inc. 4.5% 5/15/15	3,300,000	5,855,520
		16,101,643
Media - 1.0%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	501,333
5.875% 11/16/09	10,160,000	7,276,490
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	580,000	468,292
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)	3,300,000	2,664,420
		10,910,535
TOTAL CONSUMER DISCRETIONARY		27,012,178
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	619,081
ENERGY - 1.5%
Energy Equipment & Services - 0.7%
Halliburton Co. 3.125% 7/15/23	4,260,000	7,941,364
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 2.75% 11/15/35 (f)	5,000,000	5,237,500
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,950,040
		9,187,540
TOTAL ENERGY		17,128,904
FINANCIALS - 0.6%
Consumer Finance - 0.6%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,949,580
1.85% 12/1/33 (d)	3,850,000	4,169,935
		6,119,515
HEALTH CARE - 2.7%
Biotechnology - 1.0%
Amgen, Inc. 0.375% 2/1/13 (f)	5,000,000	5,203,250
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Protein Design Labs, Inc. 2% 2/15/12 (f)	$1,540,000	$2,193,730
Serologicals Corp.:
4.75% 8/15/33 (f)	770,000	1,317,855
4.75% 8/15/33	1,500,000	2,567,250
		11,282,085
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc. 4.704% 8/1/23 (h)	3,640,000	4,966,598
Cytyc Corp. 2.25% 3/15/24	2,470,000	2,747,875
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,513,992
2.5% 10/1/23	2,400,000	3,651,840
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,474,520
		18,354,825
TOTAL HEALTH CARE		29,636,910
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,051,690
Airlines - 0.2%
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	1,819,087
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,143,800
Electrical Equipment - 0.1%
GrafTech International Ltd. 1.625% 1/15/24	2,180,000	1,569,600
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 3.125% 1/15/23	5,310,000	6,597,675
Marine - 0.5%
OMI Corp. 2.875% 12/1/24	6,300,000	5,599,440
TOTAL INDUSTRIALS		17,781,292
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.6%
Comverse Technology, Inc. 0% 5/15/23	2,000,000	3,230,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. 2.5% 10/15/10	$1,430,000	$1,438,938
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,414,584
		7,083,522
Computers & Peripherals - 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,704,639
Electronic Equipment & Instruments - 1.1%
Flextronics International Ltd. 1% 8/1/10	6,420,000	5,994,996
Vishay Intertechnology, Inc. 3.625% 8/1/23	6,560,000	6,557,376
		12,552,372
Internet Software & Services - 0.4%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	3,831,750
IT Services - 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,567,360
4.125% 8/15/23	3,470,000	4,386,080
		5,953,440
Semiconductors & Semiconductor Equipment - 0.7%
EMCORE Corp. 5% 5/15/11	1,000,000	1,096,250
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,655,000
1.875% 12/15/25 (f)	1,250,000	1,405,488
		8,156,738
TOTAL INFORMATION TECHNOLOGY		39,282,461
TOTAL CONVERTIBLE BONDS		137,580,341
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (h)	2,000,000	1,988,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)(h)	$2,000,000	$2,001,760
TOTAL FINANCIALS		3,990,448
TOTAL CORPORATE BONDS (Cost $135,292,387)		141,570,789
Common Stocks - 70.0%
	Shares
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
Gentex Corp.	55,000	916,300
Automobiles - 0.3%
Ford Motor Co.	200,000	1,594,000
General Motors Corp. (e)	38,000	771,780
Hyundai Motor Co.	7,000	593,681
		2,959,461
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	25,500	1,259,190
Coinmach Service Corp. unit	156,800	2,602,880
Service Corp. International (SCI)	143,000	1,136,850
		4,998,920
Hotels, Restaurants & Leisure - 1.3%
Centerplate, Inc. unit	318,800	4,138,024
Gaylord Entertainment Co. (a)	21,000	937,650
McDonald's Corp.	110,800	3,868,028
Red Robin Gourmet Burgers, Inc. (a)	31,000	1,239,690
Starwood Hotels & Resorts Worldwide, Inc. unit	65,700	4,171,950
		14,355,342
Household Durables - 0.4%
D.R. Horton, Inc.	37,000	1,262,070
KB Home	8,500	569,755
Sony Corp. sponsored ADR	63,000	2,953,440
		4,785,265
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	60,000	$1,348,200
Expedia, Inc. (a)	23,750	450,538
IAC/InterActiveCorp (a)	17,750	519,010
		2,317,748
Leisure Equipment & Products - 0.7%
Eastman Kodak Co.	261,500	7,335,075
Leapfrog Enterprises, Inc. Class A (a)	25,000	291,250
		7,626,325
Media - 1.9%
CBS Corp. Class B	53,565	1,310,200
Clear Channel Communications, Inc.	25,500	721,650
Clear Channel Outdoor Holding, Inc. Class A	40,000	873,600
Gannett Co., Inc.	15,000	932,400
Lamar Advertising Co. Class A (a)	60,000	3,061,200
Live Nation, Inc. (a)	6,450	115,133
Media General, Inc. Class A	28,000	1,402,800
News Corp. Class A	52,400	853,072
Omnicom Group, Inc.	7,000	558,740
The Walt Disney Co.	146,700	4,106,133
Time Warner, Inc.	170,900	2,958,279
Univision Communications, Inc. Class A (a)	108,500	3,629,325
Viacom, Inc. Class B (non-vtg.)	11,565	462,137
		20,984,669
Multiline Retail - 0.6%
99 Cents Only Stores (a)	70,000	796,600
Federated Department Stores, Inc.	58,000	4,120,320
KarstadtQuelle AG (a)(e)	40,000	979,429
Lotte Shopping Co. Ltd. GDR (a)(f)	46,000	989,000
		6,885,349
Specialty Retail - 1.3%
Best Buy Co., Inc.	70,500	3,797,130
Circuit City Stores, Inc.	26,200	629,586
Eddie Bauer Holdings, Inc. (a)	20,000	300,000
Gymboree Corp. (a)	64,000	1,463,040
Home Depot, Inc.	113,100	4,767,165
Maidenform Brands, Inc.	3,500	33,880
Office Depot, Inc. (a)	10,000	356,800
Staples, Inc.	60,000	1,472,400
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	20,000	$489,800
Urban Outfitters, Inc. (a)	22,000	618,200
		13,928,001
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)(e)	29,000	983,100
TOTAL CONSUMER DISCRETIONARY		80,740,480
CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	55,800	1,096,470
Diageo PLC sponsored ADR	13,000	802,100
PepsiCo, Inc.	11,500	679,765
The Coca-Cola Co.	30,000	1,259,100
		3,837,435
Food & Staples Retailing - 0.7%
CVS Corp.	45,000	1,274,850
Kroger Co. (a)	183,000	3,667,320
Safeway, Inc.	48,600	1,181,466
Wal-Mart Stores, Inc.	46,500	2,109,240
		8,232,876
Food Products - 0.4%
B&G Foods, Inc. unit	156,900	2,351,931
McCormick & Co., Inc. (non-vtg.)	32,000	1,050,560
Nestle SA (Reg.)	4,000	1,176,112
		4,578,603
Household Products - 0.6%
Colgate-Palmolive Co.	118,000	6,428,640
Personal Products - 0.2%
Avon Products, Inc.	94,000	2,711,900
Tobacco - 0.8%
Altria Group, Inc.	121,300	8,721,470
TOTAL CONSUMER STAPLES		34,510,924
ENERGY - 7.2%
Energy Equipment & Services - 2.7%
BJ Services Co.	111,800	3,500,458
FMC Technologies, Inc. (a)	27,000	1,266,840
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	36,800	$2,036,512
Halliburton Co.	113,200	7,697,600
National Oilwell Varco, Inc. (a)	102,514	6,241,052
Pride International, Inc. (a)	97,300	3,013,381
Schlumberger Ltd. (NY Shares)	35,000	4,025,000
Smith International, Inc.	63,000	2,439,990
		30,220,833
Oil, Gas & Consumable Fuels - 4.5%
Amerada Hess Corp.	15,000	2,074,650
Apache Corp.	18,400	1,231,328
Chevron Corp.	104,100	5,879,568
ConocoPhillips	32,400	1,975,104
CONSOL Energy, Inc.	9,000	576,180
El Paso Corp.	177,000	2,315,160
Exxon Mobil Corp.	242,300	14,385,351
Houston Exploration Co. (a)	30,000	1,735,200
International Coal Group, Inc. (a)	47,500	406,125
Massey Energy Co.	30,000	1,116,000
Occidental Petroleum Corp.	22,300	2,041,342
OMI Corp.	50,000	875,000
Overseas Shipholding Group, Inc.	12,000	606,840
Quicksilver Resources, Inc. (a)	76,450	2,776,664
Teekay Shipping Corp.	142,050	5,525,745
Ultra Petroleum Corp. (a)	11,000	572,440
USEC, Inc.	25,000	311,000
Valero Energy Corp.	70,000	3,765,300
XTO Energy, Inc.	43,000	1,801,270
		49,970,267
TOTAL ENERGY		80,191,100
FINANCIALS - 25.3%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	8,200	1,102,408
Charles Schwab Corp.	107,000	1,734,470
Investors Financial Services Corp.	26,000	1,172,860
Lehman Brothers Holdings, Inc.	14,800	2,160,060
Merrill Lynch & Co., Inc.	81,600	6,300,336
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,095,235
Morgan Stanley	82,000	4,892,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Nomura Holdings, Inc.	107,000	$2,064,030
Nuveen Investments, Inc. Class A	20,000	963,400
State Street Corp.	83,000	5,185,840
TradeStation Group, Inc. (a)	89,500	1,421,260
UBS AG (NY Shares)	18,000	1,912,140
		36,004,159
Commercial Banks - 2.4%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (e)	61,000	2,529,060
Bank of America Corp.	204,914	9,395,307
Kookmin Bank sponsored ADR	14,000	1,060,500
Korea Exchange Bank (a)	130,000	1,857,487
UCBH Holdings, Inc.	68,600	1,227,940
Wachovia Corp.	137,884	7,731,156
Wells Fargo & Co.	40,800	2,619,360
		26,420,810
Diversified Financial Services - 1.9%
CBOT Holdings, Inc. Class A	300	35,265
Citigroup, Inc.	161,000	7,465,570
Grubb & Ellis Realty Advisors, Inc. unit	21,300	129,930
IntercontinentalExchange, Inc.	1,400	76,650
JPMorgan Chase & Co.	319,904	13,160,851
		20,868,266
Insurance - 5.4%
ACE Ltd.	117,200	6,531,556
American International Group, Inc.	379,000	25,150,437
Aspen Insurance Holdings Ltd.	50,000	1,160,500
Endurance Specialty Holdings Ltd.	18,000	567,000
Hartford Financial Services Group, Inc.	76,000	6,260,880
Hilb Rogal & Hobbs Co.	43,000	1,661,950
Montpelier Re Holdings Ltd.	20,000	344,800
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,500	881,409
Navigators Group, Inc. (a)	7,000	328,300
PartnerRe Ltd.	61,000	3,697,210
Platinum Underwriters Holdings Ltd.	49,700	1,521,814
Scottish Re Group Ltd.	35,000	875,000
Swiss Reinsurance Co. (Reg.)	12,000	854,758
The St. Paul Travelers Companies, Inc.	60,000	2,578,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	92,700	$5,366,403
XL Capital Ltd. Class A	33,000	2,229,150
		60,009,967
Real Estate - 11.1%
Alexandria Real Estate Equities, Inc.	10,200	897,804
Apartment Investment & Management Co. Class A	21,000	930,510
AvalonBay Communities, Inc.	30,160	3,106,480
Boston Properties, Inc.	63,314	5,360,796
CBL & Associates Properties, Inc.	94,440	4,023,144
CenterPoint Properties Trust (SBI)	19,900	992,015
CentraCore Properties Trust	39,100	1,056,482
Columbia Equity Trust, Inc.	58,300	1,007,424
Developers Diversified Realty Corp.	4,300	215,817
Duke Realty Corp.	127,788	4,485,359
Equity Lifestyle Properties, Inc.	55,760	2,659,194
Equity Office Properties Trust	170,110	5,349,960
Equity Residential (SBI)	155,280	7,031,078
General Growth Properties, Inc.	139,725	7,040,743
GMH Communities Trust	66,600	1,106,892
Healthcare Realty Trust, Inc.	40,400	1,507,324
Heritage Property Investment Trust, Inc.	56,200	2,155,832
Host Marriott Corp.	142,400	2,766,832
Inland Real Estate Corp.	133,140	2,049,025
Innkeepers USA Trust (SBI)	44,400	778,332
Kilroy Realty Corp.	20,620	1,542,788
Kimco Realty Corp.	126,180	4,533,647
MeriStar Hospitality Corp. (a)	142,000	1,464,020
National Health Investors, Inc.	18,900	503,118
National Health Realty, Inc.	12,600	249,480
Newcastle Investment Corp.	25,800	617,136
Pan Pacific Retail Properties, Inc.	44,210	3,059,774
Pennsylvania (REIT) (SBI)	12,300	496,920
Plum Creek Timber Co., Inc.	112,680	4,186,062
Post Properties, Inc.	17,300	768,120
Potlatch Corp.	7,300	266,012
ProLogis Trust	156,765	8,233,298
Public Storage, Inc.	30,140	2,351,523
Ramco-Gershenson Properties Trust (SBI)	23,300	677,098
Rayonier, Inc.	28,320	1,220,592
Reckson Associates Realty Corp.	77,760	3,180,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Shurgard Storage Centers, Inc. Class A	8,500	$545,105
Simon Property Group, Inc.	71,210	5,908,294
SL Green Realty Corp.	42,600	3,702,366
Sovran Self Storage, Inc.	33,200	1,726,400
Tanger Factory Outlet Centers, Inc.	55,400	1,789,420
Taubman Centers, Inc.	46,500	1,847,910
The Mills Corp.	40,500	1,600,965
Trizec Properties, Inc.	212,050	5,146,454
United Dominion Realty Trust, Inc. (SBI)	241,320	6,455,310
Ventas, Inc.	120,150	3,724,650
Vornado Realty Trust	36,750	3,270,383
		123,588,272
Thrifts & Mortgage Finance - 1.3%
Doral Financial Corp.	87,000	970,920
Fannie Mae	124,400	6,802,192
Freddie Mac	55,900	3,767,101
Golden West Financial Corp., Delaware	17,800	1,264,334
Hudson City Bancorp, Inc.	96,000	1,239,360
W Holding Co., Inc.	24,480	196,819
		14,240,726
TOTAL FINANCIALS		281,132,200
HEALTH CARE - 7.4%
Biotechnology - 1.7%
Alkermes, Inc. (a)	12,000	304,920
Alnylam Pharmaceuticals, Inc. (a)	105,000	1,688,400
Amgen, Inc. (a)	8,000	603,920
Biogen Idec, Inc. (a)	48,000	2,268,000
BioMarin Pharmaceutical, Inc. (a)	95,000	1,242,600
Cephalon, Inc. (a)(e)	96,000	7,630,080
Genentech, Inc. (a)	8,250	706,943
Illumina, Inc. (a)	65,400	1,663,122
ImClone Systems, Inc. (a)	40,000	1,535,600
MedImmune, Inc. (a)	35,000	1,277,150
ONYX Pharmaceuticals, Inc. (a)	12,000	342,000
Theravance, Inc. (a)	9,100	255,346
		19,518,081
Health Care Equipment & Supplies - 2.2%
Aspect Medical Systems, Inc. (a)	15,000	401,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	212,600	$8,046,910
C.R. Bard, Inc.	15,000	982,350
Cooper Companies, Inc.	8,000	419,760
Dionex Corp. (a)	15,000	823,050
Foxhollow Technologies, Inc. (a)	5,900	156,704
Inverness Medical Innovations, Inc. (a)	50,000	1,324,500
Medtronic, Inc.	38,100	2,055,495
PerkinElmer, Inc.	95,000	2,260,050
Thermo Electron Corp. (a)	114,400	3,960,528
Varian, Inc. (a)	15,000	598,500
Waters Corp. (a)	73,000	3,119,290
		24,148,987
Health Care Providers & Services - 0.6%
American Retirement Corp. (a)	11,400	306,888
Community Health Systems, Inc. (a)	20,000	758,400
Emdeon Corp. (a)	75,000	790,500
Healthspring, Inc.	2,100	49,560
McKesson Corp.	16,000	866,080
Psychiatric Solutions, Inc. (a)	27,600	911,628
UnitedHealth Group, Inc.	38,200	2,224,386
WebMD Health Corp. Class A	21,800	810,088
		6,717,530
Pharmaceuticals - 2.9%
Allergan, Inc.	11,000	1,190,860
Johnson & Johnson	10,000	576,500
Merck & Co., Inc.	185,000	6,449,100
Pfizer, Inc.	498,000	13,042,620
Schering-Plough Corp.	163,600	3,026,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,000	1,637,610
Wyeth	121,800	6,065,640
		31,988,930
TOTAL HEALTH CARE		82,373,528
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.3%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	26,000	1,033,500
General Dynamics Corp.	13,200	1,627,164
Goodrich Corp.	45,000	1,882,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	151,000	$3,249,520
Honeywell International, Inc.	591,300	24,213,735
Raytheon Co.	36,300	1,575,420
Rockwell Collins, Inc.	11,000	584,650
United Technologies Corp.	52,000	3,042,000
		37,208,789
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	35,000	1,415,750
Expeditors International of Washington, Inc.	11,000	855,690
		2,271,440
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	852,132
AirTran Holdings, Inc. (a)	74,000	1,315,720
JetBlue Airways Corp. (a)	55,000	627,000
Southwest Airlines Co.	45,100	756,327
UAL Corp. (a)	13,000	461,110
US Airways Group, Inc. (a)	10,500	347,445
		4,359,734
Building Products - 0.1%
Masco Corp.	31,100	970,009
Commercial Services & Supplies - 0.5%
Cendant Corp.	95,000	1,578,900
Robert Half International, Inc.	60,200	2,162,384
The Brink's Co.	32,000	1,567,040
		5,308,324
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	10,000	244,700
Fluor Corp.	54,100	4,668,830
Jacobs Engineering Group, Inc. (a)	23,000	1,972,020
		6,885,550
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	25,000	301,250
Cooper Industries Ltd. Class A	10,000	837,000
Rockwell Automation, Inc.	30,000	2,045,100
		3,183,350
Industrial Conglomerates - 2.1%
General Electric Co.	566,200	18,610,994
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Smiths Group PLC	58,000	$955,345
Tyco International Ltd.	126,800	3,270,172
		22,836,511
Machinery - 0.4%
Deere & Co.	40,000	3,050,800
Watts Water Technologies, Inc. Class A	27,000	966,060
		4,016,860
Road & Rail - 0.2%
Norfolk Southern Corp.	42,700	2,185,386
Old Dominion Freight Lines, Inc. (a)	12,000	316,320
		2,501,706
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc.	3,600	90,324
Interline Brands, Inc. (a)	15,000	348,750
WESCO International, Inc. (a)	36,000	2,063,520
		2,502,594
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	23,600	679,680
TOTAL INDUSTRIALS		92,724,547
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.8%
Alcatel SA sponsored ADR (a)	20,000	270,000
Comverse Technology, Inc. (a)	84,000	2,415,840
Dycom Industries, Inc. (a)	55,000	1,174,250
Extreme Networks, Inc. (a)	100,000	463,000
MasTec, Inc. (a)	86,700	1,122,765
Nokia Corp. sponsored ADR	112,000	2,080,960
Nortel Networks Corp. (a)	330,000	943,800
		8,470,615
Computers & Peripherals - 1.2%
EMC Corp. (a)	18,000	252,360
Hewlett-Packard Co.	302,900	9,938,149
Palm, Inc. (a)	8,000	330,400
Seagate Technology	115,000	3,055,550
		13,576,459
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	114,100	4,107,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Amphenol Corp. Class A	14,000	$703,220
Avnet, Inc. (a)	5,000	125,650
Jabil Circuit, Inc. (a)	28,000	1,059,800
Molex, Inc.	25,000	795,750
Symbol Technologies, Inc.	163,200	1,896,384
Trimble Navigation Ltd. (a)	35,000	1,431,850
Vishay Intertechnology, Inc. (a)	127,000	1,844,040
		11,964,294
Internet Software & Services - 0.5%
Digital River, Inc. (a)	13,000	489,320
eBay, Inc. (a)	44,500	1,782,670
Google, Inc. Class A (sub. vtg.) (a)	6,900	2,502,078
Yahoo!, Inc. (a)	25,000	801,500
		5,575,568
IT Services - 0.3%
Ceridian Corp. (a)	60,000	1,551,600
First Data Corp.	45,000	2,030,850
		3,582,450
Office Electronics - 0.2%
Xerox Corp. (a)	92,000	1,370,800
Zebra Technologies Corp. Class A (a)	15,000	662,100
		2,032,900
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp. (a)	30,000	601,200
Freescale Semiconductor, Inc. Class A (a)	51,500	1,384,835
Intel Corp.	35,000	721,000
Marvell Technology Group Ltd. (a)	19,000	1,163,180
Maxim Integrated Products, Inc.	22,000	859,980
Micron Technology, Inc. (a)	99,000	1,535,490
PMC-Sierra, Inc. (a)	56,800	579,928
Samsung Electronics Co. Ltd.	1,480	1,037,702
Teradyne, Inc. (a)	50,000	839,500
		8,722,815
Software - 0.9%
BEA Systems, Inc. (a)	85,900	985,273
Cognos, Inc. (a)	20,000	768,737
Macrovision Corp. (a)	35,000	707,350
Microsoft Corp.	133,900	3,601,910
NAVTEQ Corp. (a)	40,000	1,852,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	102,000	$1,722,780
Ulticom, Inc. (a)	40,000	447,200
		10,085,650
TOTAL INFORMATION TECHNOLOGY		64,010,751
MATERIALS - 3.0%
Chemicals - 1.3%
Chemtura Corp.	85,100	942,908
Cytec Industries, Inc.	23,000	1,226,820
E.I. du Pont de Nemours & Co.	76,600	3,082,384
Ecolab, Inc.	35,100	1,270,269
Georgia Gulf Corp.	28,000	803,600
Lyondell Chemical Co.	44,733	935,814
Monsanto Co.	7,000	587,160
NOVA Chemicals Corp.	37,000	1,205,272
Praxair, Inc.	40,000	2,159,200
Rockwood Holdings, Inc.	38,000	870,200
Rohm & Haas Co.	27,000	1,343,250
		14,426,877
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	16,000	1,560,000
Containers & Packaging - 0.5%
Ball Corp.	15,000	639,000
Owens-Illinois, Inc. (a)	84,700	1,587,278
Packaging Corp. of America	84,400	1,925,164
Smurfit-Stone Container Corp. (a)	125,000	1,640,000
		5,791,442
Metals & Mining - 1.0%
Alcoa, Inc.	69,700	2,043,604
Allegheny Technologies, Inc.	9,000	454,590
Freeport-McMoRan Copper & Gold, Inc. Class B	18,000	911,340
Mittal Steel Co. NV Class A (NY Shares)	28,000	927,360
Newmont Mining Corp.	104,800	5,546,016
Oregon Steel Mills, Inc. (a)	35,000	1,325,800
		11,208,710
TOTAL MATERIALS		32,987,029
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	237,800	$6,560,902
CenturyTel, Inc.	48,689	1,751,830
Covad Communications Group, Inc. (a)	375,000	487,500
Verizon Communications, Inc.	34,800	1,172,760
		9,972,992
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	168,000	5,347,440
Leap Wireless International, Inc. (a)	16,000	673,760
Sprint Nextel Corp.	228,885	5,500,107
		11,521,307
TOTAL TELECOMMUNICATION SERVICES		21,494,299
UTILITIES - 0.6%
Electric Utilities - 0.2%
PPL Corp.	50,600	1,609,080
Westar Energy, Inc.	20,000	430,400
		2,039,480
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	55,600	961,880
Mirant Corp. (a)	53,377	1,313,074
		2,274,954
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	94,700	1,333,376
PG&E Corp.	35,200	1,339,360
		2,672,736
TOTAL UTILITIES		6,987,170
TOTAL COMMON STOCKS (Cost $658,901,853)		777,152,028
Preferred Stocks - 14.0%

Convertible Preferred Stocks - 4.9%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,906,235
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	$404,000
TOTAL CONSUMER DISCRETIONARY		2,310,235
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp. 4.50%	15,000	1,370,700
El Paso Corp. 4.99% (f)	10,000	11,580,500
Valero Energy Corp. 2.00%	96,600	10,334,268
		23,285,468
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,755,000
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,077,272
5.125%	1,000	1,018,750
		2,096,022
MATERIALS - 1.2%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	7,701,774
Containers & Packaging - 0.4%
Owens-Illinois, Inc. 4.75%	113,510	3,916,095
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050	1,201,044
TOTAL MATERIALS		12,818,913
UTILITIES - 1.0%
Electric Utilities - 0.6%
AES Trust VII 6.00%	140,500	6,727,140
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.:
4.00% (f)	3,900	$4,727,436
Series A, 5.75%	1,000	232,960
		4,960,396
TOTAL UTILITIES		11,687,536
TOTAL CONVERTIBLE PREFERRED STOCKS		53,953,174
Nonconvertible Preferred Stocks - 9.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	977,440
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,026,500
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	992,438
FINANCIALS - 5.9%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	768,300
Series G, 5.49%	15,000	736,800
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,108,000
Series C, 4.9931%	40,000	1,051,600
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,363,967
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	3,038,400
Morgan Stanley Capital Trust IV 6.60%	80,000	2,026,400
		15,093,467
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	483,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	1,003,940
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,143,750
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC USA, Inc.:
Series F, 3.87%	160,000	$4,144,000
Series G, 4.9175%	80,000	2,104,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,731,530
		14,610,220
Consumer Finance - 0.3%
SLM Corp.:
4.07%	10,000	1,035,000
Series A, 6.97%	43,400	2,421,720
		3,456,720
Diversified Financial Services - 0.2%
CIT Group, Inc. Series B, 5.189%	15,000	1,481,850
JPMorgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	333,683
		1,815,533
Insurance - 0.2%
AmerUs Group Co. 7.25%	40,000	1,051,200
MetLife, Inc. Series A, 4.39%	40,000	1,040,400
		2,091,600
Real Estate - 0.6%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,163,215
Series V, 8.00%	79,000	2,006,600
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,371,050
Host Marriott Corp. Series E, 8.875%	20,000	534,400
Vornado Realty Trust Series E, 7.00%	40,000	1,022,400
		7,097,665
Thrifts & Mortgage Finance - 2.0%
Fannie Mae:
7.00%	42,200	2,304,120
Series H, 5.81%	69,200	3,477,300
Series L, 5.125%	90,900	4,197,762
Series N, 5.50%	71,650	3,457,113
Freddie Mac:
Series F, 5.00%	58,500	2,574,000
Series H, 5.10%	10,300	471,843
Series K, 5.79%	35,200	1,763,520
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$995,475
Series R, 5.70%	57,000	2,775,900
		22,017,033
TOTAL FINANCIALS		66,182,238
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
RC Trust I 7.00% (a)	9,680	485,513
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	811,800
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	468,800
TOTAL MATERIALS		1,280,600
UTILITIES - 2.8%
Electric Utilities - 2.4%
Alabama Power Co. 5.30%	88,600	2,223,860
Duquesne Light Co. 6.50%	106,050	5,445,668
Entergy Louisiana LLC 6.95% (f)	7,500	751,875
FPL Group Capital Trust I 5.875%	20,000	491,200
Heco Capital Trust III 6.50%	12,000	305,160
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	365,378
Series B, 5.50%	61,900	1,460,840
Series D 5.00%	69,200	1,477,420
Southern California Edison Co.:
4.78%	46,500	1,010,910
5.349%	40,000	4,000,000
6.125%	30,000	3,045,000
Series B, 4.08%	27,271	518,422
Series C:
4.24%	94,600	1,787,940
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
6.00%	20,000	$2,000,000
Series D, 4.32%	70,000	1,386,000
		26,269,673
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,627,943
San Diego Gas & Electric Co. 1.70%	67,548	1,745,697
		4,373,640
TOTAL UTILITIES		30,643,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS		101,588,042
TOTAL PREFERRED STOCKS (Cost $145,407,547)		155,541,216
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 4.57% (b)	40,024,022	40,024,022
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	9,336,750	9,336,750
TOTAL MONEY MARKET FUNDS (Cost $49,360,772)		49,360,772
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $988,962,559)		1,123,624,805
NET OTHER ASSETS - (1.1)%		(12,578,458)
NET ASSETS - 100%		$1,111,046,347
Security Type Abbreviations
PIERS-Preferred Income Equity Redeemable Securities
TIDES-Term Income Deferred Equity Securities
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)Security or a portion of the security is on loan at period end.

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,964,450 or 4.9% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$364,800
Fidelity Securities Lending Cash Central Fund	19,557
Total	$384,357
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $990,837,896. Net unrealized appreciation aggregated $132,786,909, of which $151,392,465 related to appreciated investment securities and $18,605,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2006

CVS-QTLY-0406

1.797939.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.5%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 58.7%
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. 2% 2/15/24 (f)		$12,500	$9,056
Hotels, Restaurants & Leisure - 4.6%
Kerzner International Ltd.:
2.375% 4/15/24 (h)		4,000	5,077
2.375% 4/15/24		18,900	23,988
Six Flags, Inc. 4.5% 5/15/15		27,700	49,151
WMS Industries, Inc.:
2.75% 7/15/10 (h)		4,000	6,220
2.75% 7/15/10		2,800	4,354
			88,790
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. 3.375% 10/15/33 (h)		5,800	6,188
Media - 3.3%
Charter Communications, Inc.:
5.875% 11/16/09 (h)		11,300	8,093
5.875% 11/16/09		30,840	22,087
Lamar Advertising Co. 2.875% 12/31/10		8,200	9,286
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		400	323
XM Satellite Radio, Inc. 1.75% 12/1/09 (h)		30,300	24,464
			64,253
Specialty Retail - 0.6%
United Auto Group, Inc. 3.5% 4/1/26 (h)		10,000	10,910
TOTAL CONSUMER DISCRETIONARY			179,197
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Nash-Finch Co. 1.6314% 3/15/35 (f)		18,480	7,527
ENERGY - 7.0%
Energy Equipment & Services - 4.3%
Halliburton Co. 3.125% 7/15/23		39,400	73,448
Maverick Tube Corp. 1.875% 11/15/25 (h)		3,000	3,915
Oil States International, Inc. 2.375% 7/1/25 (h)		4,500	5,816
			83,179
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.7%
McMoRan Exploration Co.:
6% 7/2/08 (h)		$1,000	$1,317
6% 7/2/08		12,900	16,985
Quicksilver Resources, Inc. 1.875% 11/1/24 (h)		24,500	33,910
			52,212
TOTAL ENERGY			135,391
FINANCIALS - 2.6%
Consumer Finance - 2.5%
American Express Co.:
1.85% 12/1/33 (f)(h)		31,800	34,443
1.85% 12/1/33 (f)		12,600	13,647
			48,090
Insurance - 0.1%
Scottish Re Group Ltd. 4.5% 12/1/22		1,800	2,141
TOTAL FINANCIALS			50,231
HEALTH CARE - 9.8%
Biotechnology - 2.5%
Amgen, Inc. 0.375% 2/1/13 (h)		25,000	26,016
Protein Design Labs, Inc. 2% 2/15/12 (h)		15,500	22,080
			48,096
Health Care Equipment & Supplies - 6.1%
Bausch & Lomb, Inc. 4.704% 8/1/23 (i)		29,500	40,251
Cooper Companies, Inc. 2.625% 7/1/23		10,000	12,625
Cytyc Corp. 2.25% 3/15/24		6,480	7,209
Fisher Scientific International, Inc.:
2.5% 10/1/23 (h)		15,600	23,737
2.5% 10/1/23		7,400	11,260
Medtronic, Inc. 1.25% 9/15/21		23,000	22,977
			118,059
Pharmaceuticals - 1.2%
Roche Holdings, Inc. 0% 7/25/21 (h)		30,000	23,775
TOTAL HEALTH CARE			189,930
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.1%
AAR Corp. 1.75% 2/1/26 (h)		$2,500	$2,629
Airlines - 2.0%
AirTran Holdings, Inc. 7% 7/1/23		10,000	18,388
US Airways Group, Inc. 7% 9/30/20 (h)		12,160	19,404
			37,792
Commercial Services & Supplies - 0.7%
FTI Consulting, Inc. 3.75% 7/15/12 (h)		11,995	13,720
Construction & Engineering - 1.3%
Fluor Corp. 1.5% 2/15/24		15,700	24,707
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24		3,820	2,750
Industrial Conglomerates - 3.2%
Tyco International Group SA:
3.125% 1/15/23 (h)		39,900	49,576
yankee 3.125% 1/15/23		10,100	12,549
			62,125
Marine - 0.9%
OMI Corp. 2.875% 12/1/24		20,400	18,132
TOTAL INDUSTRIALS			161,855
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 3.4%
AudioCodes Ltd. 2% 11/9/24 (h)		10,000	9,105
Comverse Technology, Inc. 0% 5/15/23		11,800	19,057
Finisar Corp. 2.5% 10/15/10		10,000	10,063
Juniper Networks, Inc. 0% 6/15/08		20,900	22,330
SafeNet, Inc. 2.5% 12/15/10 (h)		5,450	4,874
			65,429
Computers & Peripherals - 1.7%
Maxtor Corp.:
2.375% 8/15/12 (h)		10,000	15,900
6.8% 4/30/10		15,000	16,934
			32,834
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.5%
Flextronics International Ltd. 1% 8/1/10		$7,580	$7,078
Vishay Intertechnology, Inc. 3.625% 8/1/23		80,700	80,668
			87,746
Internet Software & Services - 0.4%
aQuantive, Inc. 2.25% 8/15/24		3,150	6,706
IT Services - 1.9%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (h)		12,300	15,547
4.125% 8/15/23		16,800	21,235
			36,782
Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. 5% 3/15/07		9,800	9,580
EMCORE Corp. 5% 5/15/11		9,000	9,866
Intel Corp. 2.95% 12/15/35 (h)		10,000	8,908
ON Semiconductor Corp.:
0% 4/15/24		29,500	25,665
1.875% 12/15/25 (h)		3,750	4,216
			58,235
TOTAL INFORMATION TECHNOLOGY			287,732
MATERIALS - 1.0%
Metals & Mining - 1.0%
Alamos Gold, Inc. 5.5% 2/15/10 (h)	CAD	10,250	15,788
Coeur d'Alene Mines Corp. 1.25% 1/15/24		4,600	4,334
			20,122
TELECOMMUNICATION SERVICES - 4.4%
Wireless Telecommunication Services - 4.4%
American Tower Corp.:
3.25% 8/1/10 (h)		11,900	31,856
3.25% 8/1/10		7,255	19,422
ICO North America, Inc. 7.5% 8/15/09 (j)		5,905	7,736
NII Holdings, Inc.:
2.875% 2/1/34 (h)		2,000	4,001
2.875% 2/1/34		11,500	23,008
			86,023
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.9%
Multi-Utilities - 0.9%
CMS Energy Corp. 3.375% 7/15/23		$11,800	$16,544
TOTAL CONVERTIBLE BONDS			1,134,552
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.5%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)		12,510	9,257
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Doane Pet Care Co. 10.625% 11/15/15 (h)		2,080	2,192
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 6.95% 6/1/28 (h)		3,420	3,266
TOTAL NONCONVERTIBLE BONDS			14,715
TOTAL CORPORATE BONDS (Cost $997,114)			1,149,267
Common Stocks - 18.5%
	Shares
CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 0.6%
Coinmach Service Corp. Class A	359,400	3,371
Service Corp. International (SCI)	1,143,000	9,087
		12,458
Household Durables - 0.3%
Jarden Corp. (a)	161,700	4,849
Media - 1.7%
EchoStar Communications Corp. Class A (a)	1,099,069	32,280
TOTAL CONSUMER DISCRETIONARY		49,587
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 4.9%
Energy Equipment & Services - 1.0%
Hercules Offshore, Inc.	17,500	$532
National Oilwell Varco, Inc. (a)	320,900	19,536
		20,068
Oil, Gas & Consumable Fuels - 3.9%
El Paso Corp.	754,200	9,865
General Maritime Corp.	162,000	5,934
OMI Corp.	200,000	3,500
Sasol Ltd. sponsored ADR (g)	612,600	21,073
Teekay Shipping Corp.	895,626	34,840
		75,212
TOTAL ENERGY		95,280
FINANCIALS - 0.7%
Capital Markets - 0.7%
Lazard Ltd. unit	400,000	13,876
INDUSTRIALS - 1.7%
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	130,000	6,902
Building Products - 1.0%
American Standard Companies, Inc.	503,600	19,932
Commercial Services & Supplies - 0.1%
Global Cash Access Holdings, Inc.	71,600	1,210
Machinery - 0.3%
FreightCar America, Inc.	76,700	5,407
Marine - 0.0%
American Commercial Lines, Inc.	4,100	156
TOTAL INDUSTRIALS		33,607
INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals - 1.2%
Seagate Technology	846,000	22,478
Internet Software & Services - 0.0%
Homestore, Inc. (a)	31,846	198
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. (a)	1,243,200	$11,040
ON Semiconductor Corp. (a)	2,169,500	14,297
		25,337
TOTAL INFORMATION TECHNOLOGY		48,013
MATERIALS - 5.8%
Chemicals - 3.4%
Celanese Corp. Class A	2,700,000	57,780
Monsanto Co.	100,000	8,388
		66,168
Containers & Packaging - 0.7%
Temple-Inland, Inc.	299,900	12,797
Paper & Forest Products - 1.7%
Aracruz Celulose SA (PN-B) sponsored ADR	247,300	12,155
Weyerhaeuser Co.	300,000	20,487
		32,642
TOTAL MATERIALS		111,607
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	190,060	4,675
TOTAL COMMON STOCKS (Cost $310,148)		356,645
Convertible Preferred Stocks - 18.8%

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.4%
General Motors Corp. Series B, 5.25%	1,750,000	26,513
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	54,700	1,261
Media - 0.5%
Interpublic Group of Companies, Inc. Series B, 5.25% (h)	10,000	9,804
TOTAL CONSUMER DISCRETIONARY		37,578
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Rite Aid Corp. 5.50%	370,000	$7,901
ENERGY - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Chesapeake Energy Corp.:
4.50%	70,000	6,397
5.00% (h)	55,000	7,288
5.00%	155,000	20,538
5.00% (h)	149,600	15,165
El Paso Corp. 4.99% (h)	101,400	117,424
Goodrich Petroleum Corp. Series B, 5.375% (h)	93,500	4,701
Valero Energy Corp. 2.00%	473,800	50,687
		222,200
FINANCIALS - 0.6%
Diversified Financial Services - 0.4%
Citigroup Funding, Inc. 4.583%	270,000	8,402
Thrifts & Mortgage Finance - 0.2%
Doral Financial Corp. 4.75% (h)	21,400	3,424
TOTAL FINANCIALS		11,826
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	12,119
MATERIALS - 3.6%
Chemicals - 3.6%
Celanese Corp. 4.25%	2,121,600	64,688
Huntsman Corp. 5.00%	125,000	5,553
		70,241
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. Series A, 5.75%	5,800	1,351
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $323,181)		363,216
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.57% (b)	65,140,293	$65,140
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	4,791,600	4,792
TOTAL MONEY MARKET FUNDS (Cost $69,932)		69,932
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,700,375)		1,939,060
NET OTHER ASSETS - (0.4)%		(8,259)
NET ASSETS - 100%		$1,930,801
Currency Abbreviation
CAD-Canadian dollar
Security Type Abbreviation
PIERS-Preferred Income Equity Redeemable Securities
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Principal amount is stated in United States dollars unless otherwise noted.
(e)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)Security or a portion of the security is on loan at period end.

(h)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $604,006,000 or 31.3% of net assets.

(i)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,736,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$5,905
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$196
Fidelity Securities Lending Cash Central Fund	2
Total	$198
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,699,329,000. Net unrealized appreciation aggregated $239,731,000, of which $296,857,000 related to appreciated investment securities and $57,126,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricingmay differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 28, 2006

FRE-QTLY-0406

1.797942.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Diversified Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	221,000	$7,406
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,950,500	41,195
Universal Technical Institute, Inc. (a)	571,200	17,599
		66,200
Hotels, Restaurants & Leisure - 3.5%
Carnival Corp. unit	1,243,010	64,201
Domino's Pizza, Inc.	570,900	14,558
Kerzner International Ltd. (a)	478,766	32,216
Ruth's Chris Steak House, Inc. (e)	1,563,305	33,642
Starwood Hotels & Resorts Worldwide, Inc. unit	218,600	13,881
		158,498
Household Durables - 0.4%
Garmin Ltd.	139,700	9,614
Samson Holding Ltd.	9,727,000	5,674
		15,288
Internet & Catalog Retail - 0.9%
Coldwater Creek, Inc. (a)	637,800	14,331
VistaPrint Ltd.	761,294	27,528
		41,859
Media - 0.1%
Digital Music Group, Inc.	66,300	655
McGraw-Hill Companies, Inc.	82,200	4,364
		5,019
Multiline Retail - 0.9%
Target Corp.	776,500	42,242
Specialty Retail - 2.5%
A.C. Moore Arts & Crafts, Inc. (a)	165,000	2,970
bebe Stores, Inc.	396,259	6,804
Best Buy Co., Inc.	600,231	32,328
Circuit City Stores, Inc.	2,329,200	55,971
Guitar Center, Inc. (a)	337,999	17,495
		115,568
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	166,100	$10,629
Polo Ralph Lauren Corp. Class A	294,400	17,063
		27,692
TOTAL CONSUMER DISCRETIONARY		472,366
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 0.9%
Walgreen Co.	873,800	39,199
Household Products - 1.7%
Colgate-Palmolive Co.	1,415,500	77,116
Personal Products - 2.1%
Avon Products, Inc.	1,894,200	54,648
Herbalife Ltd. (a)	1,379,452	42,749
		97,397
TOTAL CONSUMER STAPLES		213,712
ENERGY - 6.7%
Energy Equipment & Services - 3.1%
Halliburton Co.	1,108,500	75,378
Schlumberger Ltd. (NY Shares)	326,700	37,571
Smith International, Inc.	684,100	26,495
		139,444
Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	592,400	43,310
Cameco Corp.	158,400	5,890
Chesapeake Energy Corp.	597,500	17,740
Quicksilver Resources, Inc. (a)	203,100	7,377
Range Resources Corp.	162,500	3,889
Ultra Petroleum Corp. (a)	711,600	37,032
Valero Energy Corp.	914,900	49,212
		164,450
TOTAL ENERGY		303,894
FINANCIALS - 15.8%
Capital Markets - 1.2%
E*TRADE Financial Corp. (a)	1,436,600	36,748
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	127,500	$9,844
TD Ameritrade Holding Corp.	379,300	8,254
		54,846
Commercial Banks - 1.7%
Canadian Western Bank, Edmonton	591,300	19,777
East West Bancorp, Inc.	556,482	20,974
PrivateBancorp, Inc.	771,900	29,278
Wells Fargo & Co.	142,800	9,168
		79,197
Consumer Finance - 1.5%
American Express Co.	1,135,800	61,197
SLM Corp.	81,500	4,597
		65,794
Insurance - 10.3%
AFLAC, Inc.	121,700	5,629
AMBAC Financial Group, Inc.	364,000	27,355
American International Group, Inc.	2,048,400	135,932
Aon Corp.	1,578,900	62,540
Aspen Insurance Holdings Ltd.	352,100	8,172
Axis Capital Holdings Ltd.	639,900	19,811
Everest Re Group Ltd.	353,200	34,981
Markel Corp. (a)	27,800	9,134
National Financial Partners Corp.	161,400	9,498
Navigators Group, Inc. (a)	209,045	9,804
PartnerRe Ltd.	509,400	30,875
Platinum Underwriters Holdings Ltd.	296,500	9,079
Prudential Financial, Inc.	600,200	46,239
RLI Corp.	241,500	12,732
White Mountains Insurance Group Ltd.	18,300	10,102
Willis Group Holdings Ltd.	244,700	8,427
XL Capital Ltd. Class A	418,400	28,263
		468,573
Real Estate - 1.1%
CapitalSource, Inc. (d)	2,026,828	49,880
TOTAL FINANCIALS		718,290
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.4%
Biotechnology - 3.1%
Altus Pharmaceuticals, Inc.	283,300	$5,949
Biogen Idec, Inc. (a)	1,331,768	62,926
Invitrogen Corp. (a)	496,800	35,238
Myogen, Inc. (a)	575,700	21,819
Renovis, Inc. (a)	240,600	5,211
Serologicals Corp. (a)	254,700	6,161
Theravance, Inc. (a)	176,900	4,964
		142,268
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	77,800	8,959
Bausch & Lomb, Inc.	53,300	3,689
Baxter International, Inc.	657,700	24,894
Becton, Dickinson & Co.	319,500	20,400
DENTSPLY International, Inc.	388,600	22,146
Fisher Scientific International, Inc. (a)	138,700	9,454
Intuitive Surgical, Inc. (a)	36,200	3,265
Kinetic Concepts, Inc. (a)	455,800	16,910
Mentor Corp.	87,700	3,775
Nobel Biocare Holding AG (Switzerland)	99,483	22,218
ResMed, Inc. (a)	290,300	11,783
Respironics, Inc. (a)	570,700	20,751
SonoSite, Inc. (a)	127,122	5,131
St. Jude Medical, Inc. (a)	179,800	8,199
Sybron Dental Specialties, Inc. (a)	100,300	3,837
		185,411
Health Care Providers & Services - 5.0%
American Retirement Corp. (a)	346,800	9,336
Covance, Inc. (a)	90,600	5,114
Henry Schein, Inc. (a)	1,723,800	80,415
Sunrise Senior Living, Inc. (a)	387,800	13,751
UnitedHealth Group, Inc.	2,085,100	121,415
		230,031
Pharmaceuticals - 3.2%
Allergan, Inc.	172,000	18,621
Johnson & Johnson	874,600	50,421
Novartis AG sponsored ADR (d)	401,400	21,375
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	808,800	$15,650
Wyeth	778,660	38,777
		144,844
TOTAL HEALTH CARE		702,554
INDUSTRIALS - 11.0%
Aerospace & Defense - 0.5%
Rockwell Collins, Inc.	464,700	24,699
Air Freight & Logistics - 0.4%
Forward Air Corp.	473,055	16,784
UTI Worldwide, Inc.	13,800	1,444
		18,228
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR (a)(d)	872,000	46,294
Commercial Services & Supplies - 2.0%
Avery Dennison Corp. (d)	384,931	23,096
Huron Consulting Group, Inc. (a)	369,400	10,136
Monster Worldwide, Inc. (a)	654,581	32,048
Navigant Consulting, Inc. (a)	1,269,400	24,741
Ritchie Brothers Auctioneers, Inc.	65,300	3,117
		93,138
Construction & Engineering - 1.7%
Fluor Corp.	298,500	25,761
Jacobs Engineering Group, Inc. (a)	595,900	51,092
		76,853
Electrical Equipment - 0.1%
Roper Industries, Inc.	116,000	5,228
Industrial Conglomerates - 1.6%
3M Co.	965,800	71,073
Machinery - 2.1%
A.S.V., Inc. (a)(d)	151,100	4,862
Bucyrus International, Inc. Class A	216,780	13,653
Danaher Corp.	443,972	26,896
Gardner Denver, Inc. (a)	118,373	7,263
Joy Global, Inc.	788,163	40,638
		93,312
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 1.6%
Fastenal Co.	385,600	$16,932
MSC Industrial Direct Co., Inc. Class A	408,500	19,351
WESCO International, Inc. (a)	664,250	38,075
		74,358
TOTAL INDUSTRIALS		503,183
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 1.9%
Comverse Technology, Inc. (a)	1,038,620	29,871
Nice Systems Ltd. sponsored ADR (a)	134,800	7,018
QUALCOMM, Inc.	1,017,200	48,022
		84,911
Computers & Peripherals - 3.1%
Intermec, Inc. (a)	915,783	28,096
Seagate Technology	4,246,537	112,830
		140,926
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	1,052,100	37,876
Internet Software & Services - 5.0%
Digitas, Inc. (a)	162,300	2,293
eBay, Inc. (a)	927,100	37,140
Google, Inc. Class A (sub. vtg.) (a)	329,460	119,469
Traffic.com, Inc.	82,200	882
VeriSign, Inc. (a)	2,197,900	52,002
Yahoo!, Inc. (a)	547,340	17,548
		229,334
IT Services - 4.9%
First Data Corp.	1,450,900	65,479
Infosys Technologies Ltd.	1,412,236	90,235
Paychex, Inc.	606,900	24,306
RightNow Technologies, Inc. (a)(d)	242,600	4,000
Satyam Computer Services Ltd.	2,309,075	40,140
		224,160
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	717,300	13,155
ASML Holding NV (NY Shares) (a)	636,500	13,163
Maxim Integrated Products, Inc.	636,000	24,861
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	2,561,900	$85,798
Microchip Technology, Inc.	316,500	11,141
Q-Cells AG	113,800	11,560
Saifun Semiconductors Ltd.	234,200	6,956
SiRF Technology Holdings, Inc. (a)	621,329	23,256
		189,890
Software - 6.4%
Blackbaud, Inc.	128,400	2,350
Macrovision Corp. (a)	927,400	18,743
Microsoft Corp.	7,948,300	213,810
NAVTEQ Corp. (a)	748,600	34,668
Red Hat, Inc. (a)	147,042	3,951
Verint Systems, Inc. (a)	210,945	7,643
Wind River Systems, Inc. (a)	696,556	10,776
		291,941
TOTAL INFORMATION TECHNOLOGY		1,199,038
MATERIALS - 4.9%
Chemicals - 1.3%
Ecolab, Inc.	135,900	4,918
Monsanto Co.	202,500	16,986
Praxair, Inc.	693,110	37,414
		59,318
Metals & Mining - 3.6%
BHP Billiton Ltd. sponsored ADR	1,629,000	58,791
Carpenter Technology Corp.	498,100	41,636
Compass Minerals International, Inc.	514,900	12,847
Mittal Steel Co. NV Class A (NY Shares) (d)	1,499,500	49,663
		162,937
TOTAL MATERIALS		222,255
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. (a)	828,700	5,237
Wireless Telecommunication Services - 2.0%
America Movil SA de CV Series L sponsored ADR	1,387,200	48,177
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	500,600	$15,934
Sprint Nextel Corp.	1,186,700	28,516
		92,627
TOTAL TELECOMMUNICATION SERVICES		97,864
TOTAL COMMON STOCKS (Cost $3,839,281)		4,433,156
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	41,400	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $621)		0
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.9% 3/9/06 (Cost $7,593)	$7,600	7,593
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 4.57% (b)	127,772,115	127,772
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	120,304,150	120,304
TOTAL MONEY MARKET FUNDS (Cost $248,076)		248,076
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $4,095,571)		4,688,825
NET OTHER ASSETS - (2.9)%		(130,509)
NET ASSETS - 100%		$4,558,316
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$621
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$1,529
Fidelity Securities Lending Cash Central Fund	345
Total	$1,874
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ruth's Chris Steak House, Inc.	$16,823	$13,394	$-	$-	$33,642
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $4,098,027,000. Net unrealized appreciation aggregated $590,798,000, of which $682,950,000 related to appreciated investment securities and $92,152,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

February 28, 2006

EII-QTLY-0406

1.797940.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.4%
Johnson Controls, Inc.	1,768,400	$126,034
Magna International, Inc. Class A	572,100	42,675
		168,709
Automobiles - 1.1%
Monaco Coach Corp. (d)(e)	1,737,725	24,867
Toyota Motor Corp. sponsored ADR	935,300	99,956
Winnebago Industries, Inc.	97,000	3,116
		127,939
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	290,900	10,405
Marriott International, Inc. Class A	218,200	14,925
Royal Caribbean Cruises Ltd.	1,599,900	70,492
Starwood Hotels & Resorts Worldwide, Inc. unit	460,600	29,248
Wynn Resorts Ltd. (a)	506,500	33,657
		158,727
Household Durables - 0.6%
Matsushita Electric Industrial Co. Ltd. ADR	2,570,800	54,270
Sony Corp. sponsored ADR	533,200	24,996
		79,266
Media - 3.9%
CBS Corp. Class B	824,200	20,160
Gannett Co., Inc.	2,328,800	144,758
News Corp. Class B (d)	2,963,600	50,826
Omnicom Group, Inc.	727,300	58,053
The New York Times Co. Class A (d)	4,738,110	133,709
The Walt Disney Co.	2,159,200	60,436
		467,942
Multiline Retail - 0.5%
Dollar General Corp.	3,609,300	62,874
Specialty Retail - 0.7%
Best Buy Co., Inc.	339,300	18,275
Staples, Inc.	954,000	23,411
TJX Companies, Inc.	1,745,200	42,740
		84,426
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	213,100	$11,678
TOTAL CONSUMER DISCRETIONARY		1,161,561
CONSUMER STAPLES - 7.5%
Beverages - 0.9%
Diageo PLC sponsored ADR	310,300	19,146
The Coca-Cola Co.	2,243,800	94,172
		113,318
Food & Staples Retailing - 4.0%
CVS Corp.	1,470,600	41,662
Wal-Mart Stores, Inc.	9,771,500	443,235
		484,897
Food Products - 1.1%
Archer-Daniels-Midland Co.	387,800	12,301
Kellogg Co.	387,800	17,183
Nestle SA sponsored ADR	701,800	51,723
Sara Lee Corp.	2,084,500	36,833
Unilever NV (NY Shares)	193,900	13,494
		131,534
Household Products - 0.4%
Colgate-Palmolive Co.	242,400	13,206
Procter & Gamble Co.	533,300	31,961
		45,167
Personal Products - 0.1%
Avon Products, Inc.	581,700	16,782
Tobacco - 1.0%
Altria Group, Inc.	1,611,200	115,845
TOTAL CONSUMER STAPLES		907,543
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Amerada Hess Corp.	809,100	111,907
Canadian Natural Resources Ltd.	1,973,800	107,867
ConocoPhillips	1,187,800	72,408
El Paso Corp.	1,842,200	24,096
Exxon Mobil Corp.	10,222,700	606,920
Occidental Petroleum Corp.	533,300	48,818
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	1,403,400	$67,742
Talisman Energy, Inc.	1,987,600	104,458
		1,144,216
FINANCIALS - 35.9%
Capital Markets - 6.5%
American Capital Strategies Ltd.	758,000	27,061
Ameriprise Financial, Inc.	581,800	26,460
Investors Financial Services Corp.	836,697	37,743
Lehman Brothers Holdings, Inc.	282,200	41,187
Mellon Financial Corp.	339,400	12,249
Merrill Lynch & Co., Inc.	3,285,500	253,673
Nomura Holdings, Inc. sponsored ADR	2,725,400	52,573
Northern Trust Corp.	2,813,700	148,338
Nuveen Investments, Inc. Class A	989,800	47,679
State Street Corp.	2,362,800	147,628
		794,591
Commercial Banks - 6.8%
Bank of America Corp.	6,220,000	285,187
Cathay General Bancorp	606,713	21,617
East West Bancorp, Inc.	2,298,870	86,644
KeyCorp	1,139,200	42,458
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	4,251,800	63,352
Popular, Inc.	25,745	526
UCBH Holdings, Inc.	2,757,344	49,356
Wachovia Corp.	2,728,057	152,962
Wells Fargo & Co.	1,378,400	88,493
Wilmington Trust Corp., Delaware	727,400	31,140
		821,735
Consumer Finance - 2.2%
Capital One Financial Corp.	591,500	51,815
SLM Corp.	3,852,600	217,325
		269,140
Diversified Financial Services - 3.3%
Citigroup, Inc.	8,511,177	394,663
NETeller PLC (a)	446,000	5,883
		400,546
Insurance - 7.0%
Allstate Corp.	392,000	21,474
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	7,162,180	$475,282
Aspen Insurance Holdings Ltd.	679,200	15,764
Genworth Financial, Inc. Class A (non-vtg.)	931,400	29,637
Hartford Financial Services Group, Inc.	733,200	60,401
Marsh & McLennan Companies, Inc.	1,018,900	31,494
MetLife, Inc. unit	1,378,100	37,912
Prudential Financial, Inc.	1,137,500	87,633
RenaissanceRe Holdings Ltd.	319,900	14,252
Swiss Reinsurance Co. (Reg.)	269,954	19,229
Willis Group Holdings Ltd.	245,100	8,441
XL Capital Ltd. Class A	632,700	42,739
		844,258
Real Estate - 4.5%
CapitalSource, Inc. (d)	703,629	17,316
Equity Lifestyle Properties, Inc.	714,671	34,083
Equity Residential (SBI)	478,400	21,662
General Growth Properties, Inc.	7,751,026	390,574
Macquarie Goodman Group unit	1,865,723	6,995
Mitsui Fudosan Co. Ltd.	409,000	8,466
The Mills Corp.	1,260,400	49,824
United Dominion Realty Trust, Inc. (SBI)	820,400	21,946
		550,866
Thrifts & Mortgage Finance - 5.6%
Fannie Mae	4,232,524	231,434
Freddie Mac	3,249,900	219,011
Golden West Financial Corp., Delaware	2,543,700	180,679
Hudson City Bancorp, Inc.	4,071,600	52,564
		683,688
TOTAL FINANCIALS		4,364,824
HEALTH CARE - 10.0%
Biotechnology - 0.5%
Amylin Pharmaceuticals, Inc. (a)	782,700	33,954
Biogen Idec, Inc. (a)	636,200	30,060
		64,014
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	1,711,700	$109,292
Hospira, Inc. (a)	1,119,300	44,436
		153,728
Health Care Providers & Services - 1.9%
Aetna, Inc.	731,400	37,301
Brookdale Senior Living, Inc.	97,000	3,212
Cardinal Health, Inc.	1,430,600	103,862
Healthspring, Inc.	290,000	6,844
Omnicare, Inc.	690,900	42,041
UnitedHealth Group, Inc.	711,100	41,407
		234,667
Pharmaceuticals - 6.3%
Forest Laboratories, Inc. (a)	145,500	6,678
Johnson & Johnson	1,593,300	91,854
Merck & Co., Inc.	3,102,400	108,150
Mylan Laboratories, Inc.	775,700	17,841
Pfizer, Inc.	9,638,890	252,443
Roche Holding AG sponsored ADR (d)	184,000	13,524
Wyeth	5,544,400	276,111
		766,601
TOTAL HEALTH CARE		1,219,010
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.9%
Raytheon Co.	727,200	31,560
Rockwell Collins, Inc.	242,400	12,884
United Technologies Corp.	1,016,800	59,483
		103,927
Air Freight & Logistics - 0.2%
UTI Worldwide, Inc.	203,623	21,305
Airlines - 0.7%
AirTran Holdings, Inc. (a)	2,485,300	44,189
UAL Corp. (a)	1,211,967	42,988
		87,177
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	581,800	34,908
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Rockwell Automation, Inc.	1,154,600	$78,709
Industrial Conglomerates - 1.3%
General Electric Co.	4,872,910	160,173
Machinery - 1.4%
Crane Co.	484,000	18,629
Dover Corp.	484,800	23,241
Eaton Corp.	1,417,400	98,750
Illinois Tool Works, Inc.	402,800	34,576
		175,196
Road & Rail - 3.9%
Burlington Northern Santa Fe Corp.	2,586,200	203,379
Canadian National Railway Co.	936,000	43,828
Laidlaw International, Inc.	1,439,373	39,727
Norfolk Southern Corp.	3,303,714	169,084
Union Pacific Corp.	242,400	21,465
		477,483
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	349,500	10,066
TOTAL INDUSTRIALS		1,148,944
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	1,623,200	32,854
Lucent Technologies, Inc. (a)	5,623,900	15,747
Nortel Networks Corp. (a)	7,368,600	21,074
		69,675
Computers & Peripherals - 2.7%
EMC Corp. (a)	1,493,300	20,936
Hewlett-Packard Co.	5,096,100	167,203
NCR Corp. (a)	2,230,300	89,413
Sun Microsystems, Inc. (a)	13,525,300	56,401
		333,953
Electronic Equipment & Instruments - 1.0%
Avnet, Inc. (a)	4,167,500	104,729
Symbol Technologies, Inc.	1,424,400	16,552
		121,281
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Automatic Data Processing, Inc.	450,800	$20,822
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	1,276,700	49,370
Entegris, Inc. (a)	1,357,495	14,199
FormFactor, Inc. (a)	288,000	10,610
KLA-Tencor Corp.	1,453,000	75,890
Lam Research Corp. (a)	657,600	28,343
Microchip Technology, Inc.	290,900	10,240
MKS Instruments, Inc. (a)(e)	3,588,800	80,246
National Semiconductor Corp.	1,298,600	36,426
		305,324
Software - 0.7%
Hyperion Solutions Corp. (a)	1,357,500	45,544
Microsoft Corp.	1,406,140	37,825
		83,369
TOTAL INFORMATION TECHNOLOGY		934,424
MATERIALS - 3.8%
Chemicals - 1.7%
Airgas, Inc.	751,500	27,347
Bayer AG sponsored ADR	512,500	20,623
FMC Corp. (a)(e)	1,943,200	118,166
Koppers Holdings, Inc.	313,680	5,929
Praxair, Inc.	335,700	18,121
Sigma Aldrich Corp.	299,001	19,259
		209,445
Containers & Packaging - 0.4%
Ball Corp.	1,185,200	50,490
Metals & Mining - 1.7%
Alcan, Inc.	339,400	14,817
Alcoa, Inc.	1,212,000	35,536
Mittal Steel Co. NV Class A (NY Shares)	387,800	12,844
Newmont Mining Corp.	1,134,500	60,038
United States Steel Corp. (d)	1,405,814	76,617
		199,852
TOTAL MATERIALS		459,787
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	8,241,200	$227,375
BellSouth Corp.	4,063,700	128,332
Qwest Communications International, Inc. (a)	6,984,400	44,141
Verizon Communications, Inc.	1,555,370	52,416
		452,264
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	2,466,400	59,268
TOTAL TELECOMMUNICATION SERVICES		511,532
UTILITIES - 0.9%
Electric Utilities - 0.5%
E.ON AG sponsored ADR	833,800	30,884
Exelon Corp.	564,200	32,221
		63,105
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	1,551,600	8,394
Mirant Corp. (a)	581,700	14,310
		22,704
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	429,400	29,796
TOTAL UTILITIES		115,605
TOTAL COMMON STOCKS (Cost $10,424,899)		11,967,446
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	152,200	4,633
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	307,600	15,918
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,057)		20,551
Convertible Bonds - 0.3%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.2%
AirTran Holdings, Inc. 7% 7/1/23	$3,230	$5,939
America West Holding Corp. 7.5% 1/18/09	8,830	10,441
Continental Airlines, Inc. 4.5% 2/1/07	9,710	9,462
		25,842
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV:
4.25% 12/6/11 (f)	5,740	5,869
4.25% 12/6/11	2,910	3,008
		8,877
TOTAL CONVERTIBLE BONDS (Cost $29,923)		34,719
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 4.57% (b)	27,645,923	27,646
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	142,652,950	142,653
TOTAL MONEY MARKET FUNDS (Cost $170,299)		170,299
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,645,178)		12,193,015
NET OTHER ASSETS - (0.4)%		(51,817)
NET ASSETS - 100%		$12,141,198
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,869,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$379
Fidelity Securities Lending Cash Central Fund	162
Total	$541
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FMC Corp.	$99,205	$4,424	$-	$-	$118,166
MKS Instruments, Inc.	67,721	-	-	-	80,246
Monaco Coach Corp.	25,770	-	-	104	24,867
Total	$192,696	$4,424	$-	$104	$223,279
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $10,679,251,000. Net unrealized appreciation aggregated $1,513,764,000, of which $1,698,417,000 related to appreciated investment securities and $184,653,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

ASDI-QTLY-0406

1.814340.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.7%
	Principal Amount	Value
Convertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. 1.132% 4/29/33 (d)	$5,820,000	$4,331,651
Kerzner International Ltd. 2.375% 4/15/24	4,660,000	5,914,472
Six Flags, Inc. 4.5% 5/15/15	3,300,000	5,855,520
		16,101,643
Media - 1.0%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	501,333
5.875% 11/16/09	10,160,000	7,276,490
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	580,000	468,292
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)	3,300,000	2,664,420
		10,910,535
TOTAL CONSUMER DISCRETIONARY		27,012,178
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	619,081
ENERGY - 1.5%
Energy Equipment & Services - 0.7%
Halliburton Co. 3.125% 7/15/23	4,260,000	7,941,364
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 2.75% 11/15/35 (f)	5,000,000	5,237,500
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,950,040
		9,187,540
TOTAL ENERGY		17,128,904
FINANCIALS - 0.6%
Consumer Finance - 0.6%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,949,580
1.85% 12/1/33 (d)	3,850,000	4,169,935
		6,119,515
HEALTH CARE - 2.7%
Biotechnology - 1.0%
Amgen, Inc. 0.375% 2/1/13 (f)	5,000,000	5,203,250
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Protein Design Labs, Inc. 2% 2/15/12 (f)	$1,540,000	$2,193,730
Serologicals Corp.:
4.75% 8/15/33 (f)	770,000	1,317,855
4.75% 8/15/33	1,500,000	2,567,250
		11,282,085
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc. 4.704% 8/1/23 (h)	3,640,000	4,966,598
Cytyc Corp. 2.25% 3/15/24	2,470,000	2,747,875
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,513,992
2.5% 10/1/23	2,400,000	3,651,840
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,474,520
		18,354,825
TOTAL HEALTH CARE		29,636,910
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,051,690
Airlines - 0.2%
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	1,819,087
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,143,800
Electrical Equipment - 0.1%
GrafTech International Ltd. 1.625% 1/15/24	2,180,000	1,569,600
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 3.125% 1/15/23	5,310,000	6,597,675
Marine - 0.5%
OMI Corp. 2.875% 12/1/24	6,300,000	5,599,440
TOTAL INDUSTRIALS		17,781,292
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.6%
Comverse Technology, Inc. 0% 5/15/23	2,000,000	3,230,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. 2.5% 10/15/10	$1,430,000	$1,438,938
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,414,584
		7,083,522
Computers & Peripherals - 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,704,639
Electronic Equipment & Instruments - 1.1%
Flextronics International Ltd. 1% 8/1/10	6,420,000	5,994,996
Vishay Intertechnology, Inc. 3.625% 8/1/23	6,560,000	6,557,376
		12,552,372
Internet Software & Services - 0.4%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	3,831,750
IT Services - 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,567,360
4.125% 8/15/23	3,470,000	4,386,080
		5,953,440
Semiconductors & Semiconductor Equipment - 0.7%
EMCORE Corp. 5% 5/15/11	1,000,000	1,096,250
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,655,000
1.875% 12/15/25 (f)	1,250,000	1,405,488
		8,156,738
TOTAL INFORMATION TECHNOLOGY		39,282,461
TOTAL CONVERTIBLE BONDS		137,580,341
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (h)	2,000,000	1,988,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)(h)	$2,000,000	$2,001,760
TOTAL FINANCIALS		3,990,448
TOTAL CORPORATE BONDS (Cost $135,292,387)		141,570,789
Common Stocks - 70.0%
	Shares
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
Gentex Corp.	55,000	916,300
Automobiles - 0.3%
Ford Motor Co.	200,000	1,594,000
General Motors Corp. (e)	38,000	771,780
Hyundai Motor Co.	7,000	593,681
		2,959,461
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	25,500	1,259,190
Coinmach Service Corp. unit	156,800	2,602,880
Service Corp. International (SCI)	143,000	1,136,850
		4,998,920
Hotels, Restaurants & Leisure - 1.3%
Centerplate, Inc. unit	318,800	4,138,024
Gaylord Entertainment Co. (a)	21,000	937,650
McDonald's Corp.	110,800	3,868,028
Red Robin Gourmet Burgers, Inc. (a)	31,000	1,239,690
Starwood Hotels & Resorts Worldwide, Inc. unit	65,700	4,171,950
		14,355,342
Household Durables - 0.4%
D.R. Horton, Inc.	37,000	1,262,070
KB Home	8,500	569,755
Sony Corp. sponsored ADR	63,000	2,953,440
		4,785,265
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	60,000	$1,348,200
Expedia, Inc. (a)	23,750	450,538
IAC/InterActiveCorp (a)	17,750	519,010
		2,317,748
Leisure Equipment & Products - 0.7%
Eastman Kodak Co.	261,500	7,335,075
Leapfrog Enterprises, Inc. Class A (a)	25,000	291,250
		7,626,325
Media - 1.9%
CBS Corp. Class B	53,565	1,310,200
Clear Channel Communications, Inc.	25,500	721,650
Clear Channel Outdoor Holding, Inc. Class A	40,000	873,600
Gannett Co., Inc.	15,000	932,400
Lamar Advertising Co. Class A (a)	60,000	3,061,200
Live Nation, Inc. (a)	6,450	115,133
Media General, Inc. Class A	28,000	1,402,800
News Corp. Class A	52,400	853,072
Omnicom Group, Inc.	7,000	558,740
The Walt Disney Co.	146,700	4,106,133
Time Warner, Inc.	170,900	2,958,279
Univision Communications, Inc. Class A (a)	108,500	3,629,325
Viacom, Inc. Class B (non-vtg.)	11,565	462,137
		20,984,669
Multiline Retail - 0.6%
99 Cents Only Stores (a)	70,000	796,600
Federated Department Stores, Inc.	58,000	4,120,320
KarstadtQuelle AG (a)(e)	40,000	979,429
Lotte Shopping Co. Ltd. GDR (a)(f)	46,000	989,000
		6,885,349
Specialty Retail - 1.3%
Best Buy Co., Inc.	70,500	3,797,130
Circuit City Stores, Inc.	26,200	629,586
Eddie Bauer Holdings, Inc. (a)	20,000	300,000
Gymboree Corp. (a)	64,000	1,463,040
Home Depot, Inc.	113,100	4,767,165
Maidenform Brands, Inc.	3,500	33,880
Office Depot, Inc. (a)	10,000	356,800
Staples, Inc.	60,000	1,472,400
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	20,000	$489,800
Urban Outfitters, Inc. (a)	22,000	618,200
		13,928,001
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)(e)	29,000	983,100
TOTAL CONSUMER DISCRETIONARY		80,740,480
CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	55,800	1,096,470
Diageo PLC sponsored ADR	13,000	802,100
PepsiCo, Inc.	11,500	679,765
The Coca-Cola Co.	30,000	1,259,100
		3,837,435
Food & Staples Retailing - 0.7%
CVS Corp.	45,000	1,274,850
Kroger Co. (a)	183,000	3,667,320
Safeway, Inc.	48,600	1,181,466
Wal-Mart Stores, Inc.	46,500	2,109,240
		8,232,876
Food Products - 0.4%
B&G Foods, Inc. unit	156,900	2,351,931
McCormick & Co., Inc. (non-vtg.)	32,000	1,050,560
Nestle SA (Reg.)	4,000	1,176,112
		4,578,603
Household Products - 0.6%
Colgate-Palmolive Co.	118,000	6,428,640
Personal Products - 0.2%
Avon Products, Inc.	94,000	2,711,900
Tobacco - 0.8%
Altria Group, Inc.	121,300	8,721,470
TOTAL CONSUMER STAPLES		34,510,924
ENERGY - 7.2%
Energy Equipment & Services - 2.7%
BJ Services Co.	111,800	3,500,458
FMC Technologies, Inc. (a)	27,000	1,266,840
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	36,800	$2,036,512
Halliburton Co.	113,200	7,697,600
National Oilwell Varco, Inc. (a)	102,514	6,241,052
Pride International, Inc. (a)	97,300	3,013,381
Schlumberger Ltd. (NY Shares)	35,000	4,025,000
Smith International, Inc.	63,000	2,439,990
		30,220,833
Oil, Gas & Consumable Fuels - 4.5%
Amerada Hess Corp.	15,000	2,074,650
Apache Corp.	18,400	1,231,328
Chevron Corp.	104,100	5,879,568
ConocoPhillips	32,400	1,975,104
CONSOL Energy, Inc.	9,000	576,180
El Paso Corp.	177,000	2,315,160
Exxon Mobil Corp.	242,300	14,385,351
Houston Exploration Co. (a)	30,000	1,735,200
International Coal Group, Inc. (a)	47,500	406,125
Massey Energy Co.	30,000	1,116,000
Occidental Petroleum Corp.	22,300	2,041,342
OMI Corp.	50,000	875,000
Overseas Shipholding Group, Inc.	12,000	606,840
Quicksilver Resources, Inc. (a)	76,450	2,776,664
Teekay Shipping Corp.	142,050	5,525,745
Ultra Petroleum Corp. (a)	11,000	572,440
USEC, Inc.	25,000	311,000
Valero Energy Corp.	70,000	3,765,300
XTO Energy, Inc.	43,000	1,801,270
		49,970,267
TOTAL ENERGY		80,191,100
FINANCIALS - 25.3%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	8,200	1,102,408
Charles Schwab Corp.	107,000	1,734,470
Investors Financial Services Corp.	26,000	1,172,860
Lehman Brothers Holdings, Inc.	14,800	2,160,060
Merrill Lynch & Co., Inc.	81,600	6,300,336
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,095,235
Morgan Stanley	82,000	4,892,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Nomura Holdings, Inc.	107,000	$2,064,030
Nuveen Investments, Inc. Class A	20,000	963,400
State Street Corp.	83,000	5,185,840
TradeStation Group, Inc. (a)	89,500	1,421,260
UBS AG (NY Shares)	18,000	1,912,140
		36,004,159
Commercial Banks - 2.4%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (e)	61,000	2,529,060
Bank of America Corp.	204,914	9,395,307
Kookmin Bank sponsored ADR	14,000	1,060,500
Korea Exchange Bank (a)	130,000	1,857,487
UCBH Holdings, Inc.	68,600	1,227,940
Wachovia Corp.	137,884	7,731,156
Wells Fargo & Co.	40,800	2,619,360
		26,420,810
Diversified Financial Services - 1.9%
CBOT Holdings, Inc. Class A	300	35,265
Citigroup, Inc.	161,000	7,465,570
Grubb & Ellis Realty Advisors, Inc. unit	21,300	129,930
IntercontinentalExchange, Inc.	1,400	76,650
JPMorgan Chase & Co.	319,904	13,160,851
		20,868,266
Insurance - 5.4%
ACE Ltd.	117,200	6,531,556
American International Group, Inc.	379,000	25,150,437
Aspen Insurance Holdings Ltd.	50,000	1,160,500
Endurance Specialty Holdings Ltd.	18,000	567,000
Hartford Financial Services Group, Inc.	76,000	6,260,880
Hilb Rogal & Hobbs Co.	43,000	1,661,950
Montpelier Re Holdings Ltd.	20,000	344,800
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,500	881,409
Navigators Group, Inc. (a)	7,000	328,300
PartnerRe Ltd.	61,000	3,697,210
Platinum Underwriters Holdings Ltd.	49,700	1,521,814
Scottish Re Group Ltd.	35,000	875,000
Swiss Reinsurance Co. (Reg.)	12,000	854,758
The St. Paul Travelers Companies, Inc.	60,000	2,578,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	92,700	$5,366,403
XL Capital Ltd. Class A	33,000	2,229,150
		60,009,967
Real Estate - 11.1%
Alexandria Real Estate Equities, Inc.	10,200	897,804
Apartment Investment & Management Co. Class A	21,000	930,510
AvalonBay Communities, Inc.	30,160	3,106,480
Boston Properties, Inc.	63,314	5,360,796
CBL & Associates Properties, Inc.	94,440	4,023,144
CenterPoint Properties Trust (SBI)	19,900	992,015
CentraCore Properties Trust	39,100	1,056,482
Columbia Equity Trust, Inc.	58,300	1,007,424
Developers Diversified Realty Corp.	4,300	215,817
Duke Realty Corp.	127,788	4,485,359
Equity Lifestyle Properties, Inc.	55,760	2,659,194
Equity Office Properties Trust	170,110	5,349,960
Equity Residential (SBI)	155,280	7,031,078
General Growth Properties, Inc.	139,725	7,040,743
GMH Communities Trust	66,600	1,106,892
Healthcare Realty Trust, Inc.	40,400	1,507,324
Heritage Property Investment Trust, Inc.	56,200	2,155,832
Host Marriott Corp.	142,400	2,766,832
Inland Real Estate Corp.	133,140	2,049,025
Innkeepers USA Trust (SBI)	44,400	778,332
Kilroy Realty Corp.	20,620	1,542,788
Kimco Realty Corp.	126,180	4,533,647
MeriStar Hospitality Corp. (a)	142,000	1,464,020
National Health Investors, Inc.	18,900	503,118
National Health Realty, Inc.	12,600	249,480
Newcastle Investment Corp.	25,800	617,136
Pan Pacific Retail Properties, Inc.	44,210	3,059,774
Pennsylvania (REIT) (SBI)	12,300	496,920
Plum Creek Timber Co., Inc.	112,680	4,186,062
Post Properties, Inc.	17,300	768,120
Potlatch Corp.	7,300	266,012
ProLogis Trust	156,765	8,233,298
Public Storage, Inc.	30,140	2,351,523
Ramco-Gershenson Properties Trust (SBI)	23,300	677,098
Rayonier, Inc.	28,320	1,220,592
Reckson Associates Realty Corp.	77,760	3,180,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Shurgard Storage Centers, Inc. Class A	8,500	$545,105
Simon Property Group, Inc.	71,210	5,908,294
SL Green Realty Corp.	42,600	3,702,366
Sovran Self Storage, Inc.	33,200	1,726,400
Tanger Factory Outlet Centers, Inc.	55,400	1,789,420
Taubman Centers, Inc.	46,500	1,847,910
The Mills Corp.	40,500	1,600,965
Trizec Properties, Inc.	212,050	5,146,454
United Dominion Realty Trust, Inc. (SBI)	241,320	6,455,310
Ventas, Inc.	120,150	3,724,650
Vornado Realty Trust	36,750	3,270,383
		123,588,272
Thrifts & Mortgage Finance - 1.3%
Doral Financial Corp.	87,000	970,920
Fannie Mae	124,400	6,802,192
Freddie Mac	55,900	3,767,101
Golden West Financial Corp., Delaware	17,800	1,264,334
Hudson City Bancorp, Inc.	96,000	1,239,360
W Holding Co., Inc.	24,480	196,819
		14,240,726
TOTAL FINANCIALS		281,132,200
HEALTH CARE - 7.4%
Biotechnology - 1.7%
Alkermes, Inc. (a)	12,000	304,920
Alnylam Pharmaceuticals, Inc. (a)	105,000	1,688,400
Amgen, Inc. (a)	8,000	603,920
Biogen Idec, Inc. (a)	48,000	2,268,000
BioMarin Pharmaceutical, Inc. (a)	95,000	1,242,600
Cephalon, Inc. (a)(e)	96,000	7,630,080
Genentech, Inc. (a)	8,250	706,943
Illumina, Inc. (a)	65,400	1,663,122
ImClone Systems, Inc. (a)	40,000	1,535,600
MedImmune, Inc. (a)	35,000	1,277,150
ONYX Pharmaceuticals, Inc. (a)	12,000	342,000
Theravance, Inc. (a)	9,100	255,346
		19,518,081
Health Care Equipment & Supplies - 2.2%
Aspect Medical Systems, Inc. (a)	15,000	401,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	212,600	$8,046,910
C.R. Bard, Inc.	15,000	982,350
Cooper Companies, Inc.	8,000	419,760
Dionex Corp. (a)	15,000	823,050
Foxhollow Technologies, Inc. (a)	5,900	156,704
Inverness Medical Innovations, Inc. (a)	50,000	1,324,500
Medtronic, Inc.	38,100	2,055,495
PerkinElmer, Inc.	95,000	2,260,050
Thermo Electron Corp. (a)	114,400	3,960,528
Varian, Inc. (a)	15,000	598,500
Waters Corp. (a)	73,000	3,119,290
		24,148,987
Health Care Providers & Services - 0.6%
American Retirement Corp. (a)	11,400	306,888
Community Health Systems, Inc. (a)	20,000	758,400
Emdeon Corp. (a)	75,000	790,500
Healthspring, Inc.	2,100	49,560
McKesson Corp.	16,000	866,080
Psychiatric Solutions, Inc. (a)	27,600	911,628
UnitedHealth Group, Inc.	38,200	2,224,386
WebMD Health Corp. Class A	21,800	810,088
		6,717,530
Pharmaceuticals - 2.9%
Allergan, Inc.	11,000	1,190,860
Johnson & Johnson	10,000	576,500
Merck & Co., Inc.	185,000	6,449,100
Pfizer, Inc.	498,000	13,042,620
Schering-Plough Corp.	163,600	3,026,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,000	1,637,610
Wyeth	121,800	6,065,640
		31,988,930
TOTAL HEALTH CARE		82,373,528
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.3%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	26,000	1,033,500
General Dynamics Corp.	13,200	1,627,164
Goodrich Corp.	45,000	1,882,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	151,000	$3,249,520
Honeywell International, Inc.	591,300	24,213,735
Raytheon Co.	36,300	1,575,420
Rockwell Collins, Inc.	11,000	584,650
United Technologies Corp.	52,000	3,042,000
		37,208,789
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	35,000	1,415,750
Expeditors International of Washington, Inc.	11,000	855,690
		2,271,440
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	852,132
AirTran Holdings, Inc. (a)	74,000	1,315,720
JetBlue Airways Corp. (a)	55,000	627,000
Southwest Airlines Co.	45,100	756,327
UAL Corp. (a)	13,000	461,110
US Airways Group, Inc. (a)	10,500	347,445
		4,359,734
Building Products - 0.1%
Masco Corp.	31,100	970,009
Commercial Services & Supplies - 0.5%
Cendant Corp.	95,000	1,578,900
Robert Half International, Inc.	60,200	2,162,384
The Brink's Co.	32,000	1,567,040
		5,308,324
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	10,000	244,700
Fluor Corp.	54,100	4,668,830
Jacobs Engineering Group, Inc. (a)	23,000	1,972,020
		6,885,550
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	25,000	301,250
Cooper Industries Ltd. Class A	10,000	837,000
Rockwell Automation, Inc.	30,000	2,045,100
		3,183,350
Industrial Conglomerates - 2.1%
General Electric Co.	566,200	18,610,994
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Smiths Group PLC	58,000	$955,345
Tyco International Ltd.	126,800	3,270,172
		22,836,511
Machinery - 0.4%
Deere & Co.	40,000	3,050,800
Watts Water Technologies, Inc. Class A	27,000	966,060
		4,016,860
Road & Rail - 0.2%
Norfolk Southern Corp.	42,700	2,185,386
Old Dominion Freight Lines, Inc. (a)	12,000	316,320
		2,501,706
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc.	3,600	90,324
Interline Brands, Inc. (a)	15,000	348,750
WESCO International, Inc. (a)	36,000	2,063,520
		2,502,594
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	23,600	679,680
TOTAL INDUSTRIALS		92,724,547
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.8%
Alcatel SA sponsored ADR (a)	20,000	270,000
Comverse Technology, Inc. (a)	84,000	2,415,840
Dycom Industries, Inc. (a)	55,000	1,174,250
Extreme Networks, Inc. (a)	100,000	463,000
MasTec, Inc. (a)	86,700	1,122,765
Nokia Corp. sponsored ADR	112,000	2,080,960
Nortel Networks Corp. (a)	330,000	943,800
		8,470,615
Computers & Peripherals - 1.2%
EMC Corp. (a)	18,000	252,360
Hewlett-Packard Co.	302,900	9,938,149
Palm, Inc. (a)	8,000	330,400
Seagate Technology	115,000	3,055,550
		13,576,459
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	114,100	4,107,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Amphenol Corp. Class A	14,000	$703,220
Avnet, Inc. (a)	5,000	125,650
Jabil Circuit, Inc. (a)	28,000	1,059,800
Molex, Inc.	25,000	795,750
Symbol Technologies, Inc.	163,200	1,896,384
Trimble Navigation Ltd. (a)	35,000	1,431,850
Vishay Intertechnology, Inc. (a)	127,000	1,844,040
		11,964,294
Internet Software & Services - 0.5%
Digital River, Inc. (a)	13,000	489,320
eBay, Inc. (a)	44,500	1,782,670
Google, Inc. Class A (sub. vtg.) (a)	6,900	2,502,078
Yahoo!, Inc. (a)	25,000	801,500
		5,575,568
IT Services - 0.3%
Ceridian Corp. (a)	60,000	1,551,600
First Data Corp.	45,000	2,030,850
		3,582,450
Office Electronics - 0.2%
Xerox Corp. (a)	92,000	1,370,800
Zebra Technologies Corp. Class A (a)	15,000	662,100
		2,032,900
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp. (a)	30,000	601,200
Freescale Semiconductor, Inc. Class A (a)	51,500	1,384,835
Intel Corp.	35,000	721,000
Marvell Technology Group Ltd. (a)	19,000	1,163,180
Maxim Integrated Products, Inc.	22,000	859,980
Micron Technology, Inc. (a)	99,000	1,535,490
PMC-Sierra, Inc. (a)	56,800	579,928
Samsung Electronics Co. Ltd.	1,480	1,037,702
Teradyne, Inc. (a)	50,000	839,500
		8,722,815
Software - 0.9%
BEA Systems, Inc. (a)	85,900	985,273
Cognos, Inc. (a)	20,000	768,737
Macrovision Corp. (a)	35,000	707,350
Microsoft Corp.	133,900	3,601,910
NAVTEQ Corp. (a)	40,000	1,852,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	102,000	$1,722,780
Ulticom, Inc. (a)	40,000	447,200
		10,085,650
TOTAL INFORMATION TECHNOLOGY		64,010,751
MATERIALS - 3.0%
Chemicals - 1.3%
Chemtura Corp.	85,100	942,908
Cytec Industries, Inc.	23,000	1,226,820
E.I. du Pont de Nemours & Co.	76,600	3,082,384
Ecolab, Inc.	35,100	1,270,269
Georgia Gulf Corp.	28,000	803,600
Lyondell Chemical Co.	44,733	935,814
Monsanto Co.	7,000	587,160
NOVA Chemicals Corp.	37,000	1,205,272
Praxair, Inc.	40,000	2,159,200
Rockwood Holdings, Inc.	38,000	870,200
Rohm & Haas Co.	27,000	1,343,250
		14,426,877
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	16,000	1,560,000
Containers & Packaging - 0.5%
Ball Corp.	15,000	639,000
Owens-Illinois, Inc. (a)	84,700	1,587,278
Packaging Corp. of America	84,400	1,925,164
Smurfit-Stone Container Corp. (a)	125,000	1,640,000
		5,791,442
Metals & Mining - 1.0%
Alcoa, Inc.	69,700	2,043,604
Allegheny Technologies, Inc.	9,000	454,590
Freeport-McMoRan Copper & Gold, Inc. Class B	18,000	911,340
Mittal Steel Co. NV Class A (NY Shares)	28,000	927,360
Newmont Mining Corp.	104,800	5,546,016
Oregon Steel Mills, Inc. (a)	35,000	1,325,800
		11,208,710
TOTAL MATERIALS		32,987,029
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	237,800	$6,560,902
CenturyTel, Inc.	48,689	1,751,830
Covad Communications Group, Inc. (a)	375,000	487,500
Verizon Communications, Inc.	34,800	1,172,760
		9,972,992
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	168,000	5,347,440
Leap Wireless International, Inc. (a)	16,000	673,760
Sprint Nextel Corp.	228,885	5,500,107
		11,521,307
TOTAL TELECOMMUNICATION SERVICES		21,494,299
UTILITIES - 0.6%
Electric Utilities - 0.2%
PPL Corp.	50,600	1,609,080
Westar Energy, Inc.	20,000	430,400
		2,039,480
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	55,600	961,880
Mirant Corp. (a)	53,377	1,313,074
		2,274,954
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	94,700	1,333,376
PG&E Corp.	35,200	1,339,360
		2,672,736
TOTAL UTILITIES		6,987,170
TOTAL COMMON STOCKS (Cost $658,901,853)		777,152,028
Preferred Stocks - 14.0%

Convertible Preferred Stocks - 4.9%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,906,235
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	$404,000
TOTAL CONSUMER DISCRETIONARY		2,310,235
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp. 4.50%	15,000	1,370,700
El Paso Corp. 4.99% (f)	10,000	11,580,500
Valero Energy Corp. 2.00%	96,600	10,334,268
		23,285,468
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,755,000
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,077,272
5.125%	1,000	1,018,750
		2,096,022
MATERIALS - 1.2%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	7,701,774
Containers & Packaging - 0.4%
Owens-Illinois, Inc. 4.75%	113,510	3,916,095
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050	1,201,044
TOTAL MATERIALS		12,818,913
UTILITIES - 1.0%
Electric Utilities - 0.6%
AES Trust VII 6.00%	140,500	6,727,140
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.:
4.00% (f)	3,900	$4,727,436
Series A, 5.75%	1,000	232,960
		4,960,396
TOTAL UTILITIES		11,687,536
TOTAL CONVERTIBLE PREFERRED STOCKS		53,953,174
Nonconvertible Preferred Stocks - 9.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	977,440
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,026,500
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	992,438
FINANCIALS - 5.9%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	768,300
Series G, 5.49%	15,000	736,800
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,108,000
Series C, 4.9931%	40,000	1,051,600
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,363,967
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	3,038,400
Morgan Stanley Capital Trust IV 6.60%	80,000	2,026,400
		15,093,467
Commercial Banks - 1.3%
ABN AMRO Capital Funding Trust V 5.90%	20,000	483,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	1,003,940
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,143,750
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC USA, Inc.:
Series F, 3.87%	160,000	$4,144,000
Series G, 4.9175%	80,000	2,104,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,731,530
		14,610,220
Consumer Finance - 0.3%
SLM Corp.:
4.07%	10,000	1,035,000
Series A, 6.97%	43,400	2,421,720
		3,456,720
Diversified Financial Services - 0.2%
CIT Group, Inc. Series B, 5.189%	15,000	1,481,850
JPMorgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	333,683
		1,815,533
Insurance - 0.2%
AmerUs Group Co. 7.25%	40,000	1,051,200
MetLife, Inc. Series A, 4.39%	40,000	1,040,400
		2,091,600
Real Estate - 0.6%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,163,215
Series V, 8.00%	79,000	2,006,600
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,371,050
Host Marriott Corp. Series E, 8.875%	20,000	534,400
Vornado Realty Trust Series E, 7.00%	40,000	1,022,400
		7,097,665
Thrifts & Mortgage Finance - 2.0%
Fannie Mae:
7.00%	42,200	2,304,120
Series H, 5.81%	69,200	3,477,300
Series L, 5.125%	90,900	4,197,762
Series N, 5.50%	71,650	3,457,113
Freddie Mac:
Series F, 5.00%	58,500	2,574,000
Series H, 5.10%	10,300	471,843
Series K, 5.79%	35,200	1,763,520
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$995,475
Series R, 5.70%	57,000	2,775,900
		22,017,033
TOTAL FINANCIALS		66,182,238
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
RC Trust I 7.00% (a)	9,680	485,513
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	811,800
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	468,800
TOTAL MATERIALS		1,280,600
UTILITIES - 2.8%
Electric Utilities - 2.4%
Alabama Power Co. 5.30%	88,600	2,223,860
Duquesne Light Co. 6.50%	106,050	5,445,668
Entergy Louisiana LLC 6.95% (f)	7,500	751,875
FPL Group Capital Trust I 5.875%	20,000	491,200
Heco Capital Trust III 6.50%	12,000	305,160
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	365,378
Series B, 5.50%	61,900	1,460,840
Series D 5.00%	69,200	1,477,420
Southern California Edison Co.:
4.78%	46,500	1,010,910
5.349%	40,000	4,000,000
6.125%	30,000	3,045,000
Series B, 4.08%	27,271	518,422
Series C:
4.24%	94,600	1,787,940
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
6.00%	20,000	$2,000,000
Series D, 4.32%	70,000	1,386,000
		26,269,673
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,627,943
San Diego Gas & Electric Co. 1.70%	67,548	1,745,697
		4,373,640
TOTAL UTILITIES		30,643,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS		101,588,042
TOTAL PREFERRED STOCKS (Cost $145,407,547)		155,541,216
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 4.57% (b)	40,024,022	40,024,022
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	9,336,750	9,336,750
TOTAL MONEY MARKET FUNDS (Cost $49,360,772)		49,360,772
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $988,962,559)		1,123,624,805
NET OTHER ASSETS - (1.1)%		(12,578,458)
NET ASSETS - 100%		$1,111,046,347
Security Type Abbreviations
PIERS-Preferred Income Equity Redeemable Securities
TIDES-Term Income Deferred Equity Securities
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)Security or a portion of the security is on loan at period end.

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,964,450 or 4.9% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$364,800
Fidelity Securities Lending Cash Central Fund	19,557
Total	$384,357
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $990,837,896. Net unrealized appreciation aggregated $132,786,909, of which $151,392,465 related to appreciated investment securities and $18,605,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006